UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2009

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 54
Form 13F Information Table Value $78828572


                                                  Value  Shr/Prn        Invstmnt Other    Voting Authority
Name of Issuer               Title of    Cusip   x $1000   Amt   SH/PRN Discrtn  Managers SoleShared  None

ABB Ltd Adr	COM		000375204		1289		85850		SH		Sole		0		0	0	0	1
Accenture Ltd. CL-A	COM		G1150G111		459		14000		SH		Sole		0		0	0	0	2
Affiliated Mgrs Group	COM		008252108		595		14195		SH		Sole		0		0	0	0	3
Allergan Inc.	COM		018490102		2337		57965		SH		Sole		0		0	0	0	4
American Ecology Corp Com	COM		025533407		329		16250		SH		Sole		0		0	0	0	5
Apple Computer	COM		037833100		2590		30350		SH		Sole		0		0	0	0	6
Applied Materials	COM		038222105		467		46150		SH		Sole		0		0	0	0	7
AT&T Corp.	COM		00206R102		1732		60781		SH		Sole		0		0	0	0	8
Bankamerica Corp. New	COM		060505104		860		61045		SH		Sole		0		0	0	0	9
Caterpillar Inc.	COM		149123101		525		11750		SH		Sole		0		0	0	0	10
Celgene Corp.	COM		151020104		2483		44925		SH		Sole		0		0	0	0	11
Charles Schwab Corp.	COM		808513105		381		23566		SH		Sole		0		0	0	0	12
Cisco Systems	COM		17275R102		2968		182064		SH		Sole		0		0	0	0	13
Citigroup	COM		172967101		288		42950		SH		Sole		0		0	0	0	14
Clean Harbor Inc	COM		184496107		2184		34425		SH		Sole		0		0	0	0	15
CVS Caremark Corp 	COM		126650100		3160		109948		SH		Sole		0		0	0	0	16
Cybersource Inc.	COM		23251J106		1365		113816		SH		Sole		0		0	0	0	17
Danaher Corp	COM		235851102		969		17114		SH		Sole		0		0	0	0	18
Diamond Foods	COM		252603105		1620		80420		SH		Sole		0		0	0	0	19
Exxon Mobil Corporation	COM		30231G102		680		8521		SH		Sole		0		0	0	0	20
Flir Systems	COM		302445101		4261		138900		SH		Sole		0		0	0	0	21
General Electric	COM		369604103		2253		139072		SH		Sole		0		0	0	0	22
Google Inc.	COM		38259P508		1613		5243		SH		Sole		0		0	0	0	23
Hewlett Packard	COM		428236103		1589		43792		SH		Sole		0		0	0	0	24
Honeywell International Inc.	COM		438516106		312		9500		SH		Sole		0		0	0	0	25
Huron Consulting Group	COM		447462102		435		7600		SH		Sole		0		0	0	0	26
IDEXX Laboratories Inc.	COM		45168D104		925		25650		SH		Sole		0		0	0	0	27
IHS Inc.	COM		451734107		947		25300		SH		Sole		0		0	0	0	28
Illumina Inc.	COM		452327109		2012		77250		SH		Sole		0		0	0	0	29
Intel Corp	COM		458140100		1702		116110		SH		Sole		0		0	0	0	30
Iron Mountain	COM		462846106		531		21471		SH		Sole		0		0	0	0	31
J.C. Penney	COM		708160106		617		31300		SH		Sole		0		0	0	0	32
Jacobs Engineering Group Inc.	COM		469814107		2662		55335		SH		Sole		0		0	0	0	33
JP Morgan Chase & Co.	COM		46625H100		675		21420		SH		Sole		0		0	0	0	34
Kinetic Concepts, Inc.	COM		49460W208		1538		80175		SH		Sole		0		0	0	0	35
Kohls Corp Wisc Pv	COM		500255104		2833		78250		SH		Sole		0		0	0	0	36
Microsoft	COM		594918104		2012		103505		SH		Sole		0		0	0	0	37
Millipore Corp	COM		601073109		1005		19500		SH		Sole		0		0	0	0	38
Monsanto Co	COM		61166W101		252		3585		SH		Sole		0		0	0	0	39
MSCI Class A	COM		55354g100		999		56250		SH		Sole		0		0	0	0	40
National Oilwell Varco Inc.	COM		637071101		790		32305		SH		Sole		0		0	0	0	41
Nuance Communications Inc	COM		669967101		687		66350		SH		Sole		0		0	0	0	42
Oracle Corp.	COM		68389X105		2961		167013		SH		Sole		0		0	0	0	43
Perrigo Co.	COM		714290103		629		19470		SH		Sole		0		0	0	0	44
Psychiatric Solutions	COM		74439h108		1438		51650		SH		Sole		0		0	0	0	45
Royal Dutch Shell PLC-ADR A	COM		780259206		382		7218		SH		Sole		0		0	0	0	46
Schlumberger Ltd	COM		806857108		270		6389		SH		Sole		0		0	0	0	47
SunTech Power Adr	COM		86800c104		703		60125		SH		Sole		0		0	0	0	48
Sybase Inc.	COM		871130100		390		15750		SH		Sole		0		0	0	0	49
TD Ameritrade Hldg Corp.	COM		87236Y108		1178		82699		SH		Sole		0		0	0	0	50
Teva Pharmaceutical Inds	COM		881624209		3867		90850		SH		Sole		0		0	0	0	51
Thermo Fisher Scientific	COM		883556102		2071		60786		SH		Sole		0		0	0	0	52
Trimble Navigation	COM		896239100		771		35700		SH		Sole		0		0	0	0	53
United Technologies	COM		913017109		4281		79875		SH		Sole		0		0	0	0	54
VCA Antech	COM		918194101		1393		70075		SH		Sole		0		0	0	0	55
Visa Inc.	COM		92826c839		2903		55340		SH		Sole		0		0	0	0	56
Wells Fargo Co.	COM		949746101		355		12030		SH		Sole		0		0	0	0	57
WPP Group PLC Adr	COM		929309409		257		8690		SH		Sole		0		0	0	0	58
WYETH	COM		983024100		1600		42662		SH		Sole		0		0	0	0	59